Supplementary Cash Flow Information - Non-Cash Working Capital (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Disclosure Of Supplementary Cash Flow Information [Line Items]
Current assets	$ 10,745		$ 10,745		$ 12,430
Current Liabilities	7,205		7,205		8,021
Working Capital	3,540		3,540		4,409
Adjusted working capital	3,800		3,800		4,700
Contingent Payments	295		295		$ 263
Accounts Receivable and Accrued Revenues	(1,288)	$ 1,746	(1,097)	$ 119
Income Tax Receivable	157	(111)	(12)	(88)
Inventories	(505)	1,138	(343)	(172)
Accounts Payable and Accrued Liabilities	851	(1,547)	69	(388)
Income Tax Payable	107	74	(1,056)	877
Total Change in Non-Cash Working Capital	(678)	1,300	(2,439)	348
Net Change in Non-Cash Working Capital – Operating Activities	(641)	1,193	(2,142)	(98)
Net Change in Non-Cash Working Capital – Investing Activities	$ (37)	$ 107	$ (297)	$ 446